Warrant Liabilities	12 Months Ended
Dec. 31, 2019
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
31.	WARRANT LIABILITIES

On November 1, 2012, the Company sold 5,000,000 Units at an offering price of $10.00 per Unit generating gross proceeds of $50,000,000 in the Public Offering. Each Unit consisted of one share of common stock of the Company and one warrant to purchase one share of common stock of the Company ("Redeemable Warrants"). Each Redeemable Warrant entitled the holder to purchase one share of common stock at a price of $11.50 which would commence on the later of either the completion of an initial Acquisition Transaction or October 24, 2013, and would expire five years from the completion date of an initial Acquisition Transaction, provided that there is an effective registration statement covering the shares of common stock underlying the Redeemable Warrants. The Company is entitled to redeem the Redeemable Warrants at a price of $0.01 per Redeemable Warrant upon providing 30 days' notice, subject to the last sale price of the common stock was at a minimum of $17.50 per share for any 20 trading days within a 30-trading day period ("30-Day Trading Period") that ended on the third day prior to the date on which notice of redemption is given, provided that there is a current registration statement in effect with respect to the shares of common stock underlying such Redeemable Warrants commencing ten days prior to the 30-Day Trading Period and continuing each day thereafter until the date of redemption. The Company is required to use its best efforts to maintain the effectiveness of the registration statement covering the Redeemable Warrants. However, there are no contractual penalties for failure to deliver securities if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Redeemable Warrant shall not be entitled to exercise such Redeemable Warrant for cash and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Redeemable Warrant exercise.

Simultaneously with the consummation of the Public Offering, the Company consummated a Private Placement for the sale of 337,750 Placement Units to its Founders at a price of $10.00 per share, generating total proceeds of $3,377,500. The Placement Units are identical to the Units sold in the Public Offering except that the warrants included in the Placement Units (i) were not redeemable by the Company and (ii) may be exercised for cash, or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. Additionally, the Placement Units have been placed in escrow and the purchasers have agreed not to transfer, assign or sell any of the Placement Units, including the underlying securities (except to certain permitted transferees) until 30 days following the completion of an initial Acquisition Transaction. The securities held in the escrow account will only be released prior to the end of the escrow period if following the initial Acquisition Transaction, the Company consummates a subsequent transaction that results in all stockholders having a right to exchange their shares for cash or other consideration.

The Company granted the underwriter in the Public Offering a 45-day option to purchase up to an additional 750,000 Units solely to cover over-allotments, if any. On November 7, 2012, the underwriters exercised a portion of their option and the Company sold an additional 550,000 Units at a price of $10.00 per Unit generating gross proceeds of $5,500,000. In addition, the Company sold an additional 30,250 Private Placement Units generating gross proceeds of $302,500.

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs:

Balance – January 26, 2012 (inception)	-
Correction of an error	3,200,223
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)
Balance – December 31, 2012	3,477,882
Change in fair value	(45,442)
Balance – December 31, 2013	3,432,440
Change in fair value	(3,417,053)
Balance – December 31, 2014	15,387
Change in fair value	(11,978)
Balance – December 31, 2015	3,409
Change in fair value	(3,409)
Balance – December 31, 2016	-
Change in fair value	-
Balance – December 31, 2017	-
Change in fair value	-
Balance – December 31, 2018	-
Change in fair value	-
Balance – December 31, 2019	-

The fair value of warrants was determined using a binomial-lattice model. This model requires the input of highly subjective assumptions, including price volatility of the underlying stock. Changes in the subjective input assumptions can materially affect the estimate of fair value of the warrants and the Company's results of operations could be impacted. This model is dependent upon several variables such as the instrument's expected term, expected strike price, expected risk-free interest rate over the expected instrument term, the expected dividend yield rate over the expected instrument term, and the expected volatility of the Company's stock price over the expected term. The expected term represents the period of time that the instruments granted are expected to be outstanding. The expected strike price is based upon a weighted average probability analysis of the strike price changes expected during the term as a result of the down round protection. The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected terms of the options at the date of valuation. Expected dividend yield is based on historical trends. The Company measures volatility using the volatility rates of market index.

The inputs to the model were as follows:

	December 31, 2019	December 31, 2018
Stock price	N/A	2.96
Dividend yield	N/A	N/A
Risk-free rate	N/A	2.56%
Expected term (in years)	N/A	0.58
Expected volatility	N/A	11.94%

The quoted price of the warrants on the over-the-counter-markets ("OTC") were no longer listed and $0.001 as at December 31, 2019 and 2018, respectively.

At December 31, 2019, there were no unexpired warrants outstanding.